FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Mar. 31, 2026
Financial instruments [Abstract]
Disclosure of financial assets	Categories of financial instruments: The carrying values of the Company's financial instruments are classified into the following categories:

As at				March 31, 2026
	Fair value through profit or loss	Amortized cost	Fair value through other comprehensive income	Total carrying value
Financial assets:
Cash and cash equivalents (i)	$—	$284,957	$—	$284,957
Trade accounts receivable	—	504,577	—	504,577

Financial liabilities:
Bank indebtedness	—	(6,744)	—	(6,744)
Trade accounts payable and accrued liabilities	—	(508,223)	—	(508,223)
Long-term debt	—	(1,274,725)	—	(1,274,725)

Derivative instruments:
Held for trading derivatives that are not designated in hedge accounting relationships – loss (ii)	(2,723)	—	—	(2,723)
Derivative instruments in designated hedge accounting relationships – loss (ii)	—	—	(1,152)	(1,152)
Cross-currency interest rate swap instruments – loss (iii)	—	—	(20,406)	(20,406)
Interest rate swap instruments – loss (iii)	(1,322)	—	(1,384)	(2,706)

As at				March 31, 2025
	Fair value through profit or loss	Amortized cost	Fair value through other comprehensive income	Total carrying value
Financial assets:
Cash and cash equivalents (i)	$—	$225,947	$—	$225,947
Trade accounts receivable	—	696,079	—	696,079

Financial liabilities:
Bank indebtedness	—	(27,271)	—	(27,271)
Trade accounts payable and accrued liabilities	—	(543,978)	—	(543,978)
Long-term debt	—	(1,543,678)	—	(1,543,678)

Derivative instruments:
Held for trading derivatives that are not designated in hedge accounting relationships – loss (ii)	(6,823)	—	—	(6,823)
Derivative instruments in designated hedge accounting relationships – loss (ii)	—	—	(12,255)	(12,255)
Cross-currency interest rate swap instruments – loss (iii)	—	—	(6,192)	(6,192)
Interest rate swap instruments – loss (iii)	—	—	(6,534)	(6,534)

Disclosure of financial liabilities	Categories of financial instruments: The carrying values of the Company's financial instruments are classified into the following categories:

As at				March 31, 2026
	Fair value through profit or loss	Amortized cost	Fair value through other comprehensive income	Total carrying value
Financial assets:
Cash and cash equivalents (i)	$—	$284,957	$—	$284,957
Trade accounts receivable	—	504,577	—	504,577

Financial liabilities:
Bank indebtedness	—	(6,744)	—	(6,744)
Trade accounts payable and accrued liabilities	—	(508,223)	—	(508,223)
Long-term debt	—	(1,274,725)	—	(1,274,725)

Derivative instruments:
Held for trading derivatives that are not designated in hedge accounting relationships – loss (ii)	(2,723)	—	—	(2,723)
Derivative instruments in designated hedge accounting relationships – loss (ii)	—	—	(1,152)	(1,152)
Cross-currency interest rate swap instruments – loss (iii)	—	—	(20,406)	(20,406)
Interest rate swap instruments – loss (iii)	(1,322)	—	(1,384)	(2,706)

As at				March 31, 2025
	Fair value through profit or loss	Amortized cost	Fair value through other comprehensive income	Total carrying value
Financial assets:
Cash and cash equivalents (i)	$—	$225,947	$—	$225,947
Trade accounts receivable	—	696,079	—	696,079

Financial liabilities:
Bank indebtedness	—	(27,271)	—	(27,271)
Trade accounts payable and accrued liabilities	—	(543,978)	—	(543,978)
Long-term debt	—	(1,543,678)	—	(1,543,678)

Derivative instruments:
Held for trading derivatives that are not designated in hedge accounting relationships – loss (ii)	(6,823)	—	—	(6,823)
Derivative instruments in designated hedge accounting relationships – loss (ii)	—	—	(12,255)	(12,255)
Cross-currency interest rate swap instruments – loss (iii)	—	—	(6,192)	(6,192)
Interest rate swap instruments – loss (iii)	—	—	(6,534)	(6,534)

Disclosure of fair value measurement of assets	The following table summarizes the Company's financial instruments that are carried or disclosed at fair value and indicates the fair value hierarchy that reflects the significance of the inputs used in making the measurements:

As at					March 31 2026
	Carrying value	Level 1	Level 2	Level 3	Fair value total
Measured at fair value:
Held for trading derivatives that are not designated in hedge accounting relationships	$(2,723)	$—	$(2,723)	$—	$(2,723)
Derivative instruments in designated hedge accounting relationships	(1,152)	—	(1,152)	—	(1,152)
Cross-currency interest rate swap instruments	(20,406)	—	(20,406)	—	(20,406)
Interest rate swap instruments	(2,706)	—	(2,706)	—	(2,706)
Disclosed at fair value:
Long-term debt	(1,274,725)	—	(1,264,086)	—	(1,264,086)

As at					March 31 2025
	Carrying value	Level 1	Level 2	Level 3	Fair value total
Measured at fair value:
Held for trading derivatives that are not designated in hedge accounting relationships	$(6,823)	$—	$(6,823)	$—	$(6,823)
Derivative instruments in designated hedge accounting relationships	(12,255)	—	(12,255)	—	(12,255)
Cross-currency interest rate swap instruments	(6,192)	—	(6,192)	—	(6,192)
Interest rate swap instruments	(6,534)	—	(6,534)	—	(6,534)
Disclosed at fair value:
Long-term debt	(1,543,678)	—	(1,505,614)	—	(1,505,614)

Disclosure of fair value measurement of liabilities	The following table summarizes the Company's financial instruments that are carried or disclosed at fair value and indicates the fair value hierarchy that reflects the significance of the inputs used in making the measurements:

As at					March 31 2026
	Carrying value	Level 1	Level 2	Level 3	Fair value total
Measured at fair value:
Held for trading derivatives that are not designated in hedge accounting relationships	$(2,723)	$—	$(2,723)	$—	$(2,723)
Derivative instruments in designated hedge accounting relationships	(1,152)	—	(1,152)	—	(1,152)
Cross-currency interest rate swap instruments	(20,406)	—	(20,406)	—	(20,406)
Interest rate swap instruments	(2,706)	—	(2,706)	—	(2,706)
Disclosed at fair value:
Long-term debt	(1,274,725)	—	(1,264,086)	—	(1,264,086)

As at					March 31 2025
	Carrying value	Level 1	Level 2	Level 3	Fair value total
Measured at fair value:
Held for trading derivatives that are not designated in hedge accounting relationships	$(6,823)	$—	$(6,823)	$—	$(6,823)
Derivative instruments in designated hedge accounting relationships	(12,255)	—	(12,255)	—	(12,255)
Cross-currency interest rate swap instruments	(6,192)	—	(6,192)	—	(6,192)
Interest rate swap instruments	(6,534)	—	(6,534)	—	(6,534)
Disclosed at fair value:
Long-term debt	(1,543,678)	—	(1,505,614)	—	(1,505,614)

Disclosure of credit risk

Trade receivables – aged by due date as at	March 31 2026	March 31 2025
Current	$384,583	$594,154
1 – 30 days	53,026	31,548
31 – 60 days	14,980	18,521
61 – 90 days	8,112	8,141
Over 90 days	59,560	52,891
Total	$520,261	$705,255

Disclosure of allowance for credit losses
The movement in the Company's allowance for doubtful accounts for the years ended March 31 was as follows:

	2026	2025
Balance, at April 1	$9,176	$6,241
Provision for doubtful accounts	5,460	2,722
Amounts written off	(798)	(536)
Recoveries	(611)	(239)
Exchange and other adjustments	2,457	988
Balance, at March 31	$15,684	$9,176

Disclosure of maturity analysis for non-derivative financial liabilities

Trade payables – aged by due date as at	March 31 2026	March 31 2025
1 – 30 days	$180,277	$189,242
31 – 60 days	23,500	35,959
61 – 90 days	15,159	21,209
Over 90 days	16,350	20,769
Total	$235,286	$267,179
Scheduled principal repayments and interest payments on long-term debt as at March 31, 2026 are as follows (variable interest repayments on the Credit Facility are not reflected in the table below as they fluctuate based on the amounts drawn):

	Principal	Interest
Less than one year	$173	$59,053
One - two years	508	59,035
Two - three years	487,265	59,016
Three - four years	200,366	38,910
Four - five years	388	38,887
Thereafter	601,174	57,259
	$1,289,874	$312,160

Disclosure of detailed information about hedged items
The following table summarizes the Company's outstanding cash flow hedge positions to buy and sell foreign currencies under forward foreign exchange contracts and cross-currency interest rate swaps:

As at							March 31, 2026
			Carrying amount		Hedging instrument	Hedged item	Cash flow hedge reserves
Item sold	Item bought	Nominal amount (in CAD)	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness	Changes in fair value used for calculating hedge ineffectiveness	For continuing hedges	For discontinued hedges
Derivative hedging instruments (i)
Revenue hedges
U.S. dollars	Canadian dollars	297,947	2,252	—	2,252	2,252	2,252	—
Euros	Canadian dollars	72,864	—	1,915	1,915	1,915	1,915	—
U.S. dollars	Euros	36,603	—	751	751	751	751	—
Euros	Czech Koruna	1,058	—	26	26	26	26	—
U.S. dollars	Czech Koruna	15,285	—	455	455	455	455	—

Purchase hedges
Euros	U.S. dollars	11,135	—	257	257	257	257	—

Cross-currency interest rate swap instruments (ii)
U.S. dollars	Canadian dollars	243,460	—	2,013	(5,952)	(5,952)	2,013	—
Canadian dollars	Euros	265,848	—	18,393	(8,262)	(8,262)	18,393	—

Interest rate swap instruments (ii)
Variable rate	Fixed rate	150,000	—	1,384	1,883	1,883	1,384	—

As at							March 31, 2025
			Carrying amount		Hedging instrument	Hedged item	Cash flow hedge reserves
Item sold	Item bought	Nominal amount (in CAD)	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness	Changes in fair value used for calculating hedge ineffectiveness	For continued hedges	For discontinued hedges
Derivative hedging instruments (i)
Revenue hedges
U.S. dollars	Canadian dollars	389,289	—	7,181	7,181	7,181	7,181	—
Euros	Canadian dollars	155,877	—	5,016	5,016	5,016	5,016	—
U.S. dollars	Euros	8,734	29	—	29	29	29	—
Euros	U.S. dollars	9,415	—	271	271	271	271	—
Euros	Czech Koruna	622	6	—	6	6	6	—

Purchase hedges
Euros	U.S. dollars	11,175	29	—	29	29	29	—
U.S. dollars	Canadian dollars	5,193	21	—	21	21	21	—
Euros	Canadian dollars	3,043	128	—	128	128	128	—

Cross-currency interest rate swap instruments (ii)
U.S. dollars	Canadian dollars	251,790	3,939	—	(13,265)	(13,265)	3,939	—
Canadian dollars	Euros	257,284	—	10,131	3,970	3,970	10,131	—

Interest rate swap instruments (ii)
Variable rate	Fixed rate	300,000	—	6,534	(7,732)	(7,732)	6,534	—

Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows
As at March 31, 2026, the Company is holding the following forward foreign exchange contracts to hedge the exposure on its revenues and purchases:

As at										March 31, 2026
		Less than 3 months		3 to 6 months		6 to 9 months		9 to 12 months		1 to 2 years
Currency sold	Currency bought	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate
Revenue hedges
U.S. dollars	Canadian dollars	63,933	1.400	62,896	1.398	54,257	1.398	47,301	1.378	69,560	1.374
Euros	Canadian dollars	10,956	1.453	14,472	1.496	14,472	1.578	20,904	1.624	12,060	1.633
U.S. dollars	Euros	11,117	0.840	7,202	0.849	9,153	0.841	4,577	0.842	4,554	0.831
Euros	Czech Koruna	743	23.845	315	24.387	—	—	—	—	—	—
U.S. dollars	Czech Koruna	11,369	20.572	2,226	20.610	1,690	20.614	—	—	—	—

Purchase hedges
Euros	U.S. dollars	3,079	1.183	3,039	1.187	2,508	1.195	2,509	1.199	—	—

As at										March 31, 2025
		Less than 3 months		3 to 6 months		6 to 9 months		9 to 12 months		1 to 2 years
Currency sold	Currency bought	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate
Revenue hedges
Euros	U.S. dollars	8,092	1.054	1,323	1.058	—	—	—	—	—	—
U.S. dollars	Canadian dollars	48,977	1.370	48,847	1.369	41,006	1.388	56,221	1.406	194,238	1.397
Euros	Canadian dollars	38,633	1.517	31,342	1.515	34,548	1.511	18,674	1.500	32,680	1.495
U.S. dollars	Euros	7,032	0.922	1,122	0.926	—	—	484	0.946	97	0.941
Euros	Czech Koruna	467	25.220	156	25.230	—	—	—	—	—	—

Purchase hedges
U.S. dollars	Canadian dollars	5,193	1.428	—	—	—	—	—	—	—	—
Euros	U.S. dollars	2,949	1.081	2,910	1.088	2,795	1.092	2,521	1.098	—	—
Euros	Canadian dollars	3,403	1.496	—	—	—	—	—	—	—	—

Disclosure of hedge accounting
The following summarizes the Company's amounts included in other comprehensive income that relate to hedge accounting:

As at				March 31, 2026
Cash flow hedges	Change in the value of the hedging instrument recognize in OCI gain (loss)	Hedge ineffectiveness recognized in profit or loss	Amount reclassified from the cash flow hedge reserve to profit or loss gain (loss)	Line item affected in profit or loss because of the reclassification
Foreign exchange risk:
Revenue hedges	$11,539	$—	$(6,871)	Revenues
Purchase hedges	(435)	—	1,062	Cost of revenues
Cross-currency interest rate swap	2,378	—	—	Net finance costs
Interest rate swap instrument	3,328	—	(1,367)	Net finance costs

As at				March 31, 2025
Cash flow hedges	Change in the value of the hedging instrument recognize in OCI gain (loss)	Hedge ineffectiveness recognized in profit or loss	Amount reclassified from the cash flow hedge reserve to profit or loss gain (loss)	Line item affected in profit or loss because of the reclassification
Foreign exchange risk:
Revenue hedges	$(14,744)	$—	$(3,529)	Revenues
Purchase hedges	199	—	(91)	Cost of revenues
Cross-currency interest rate swap	(3,839)	500	—	Net finance costs
Interest rate swap instrument	(7,732)	—	—	Net finance costs